Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	17. SUBSEQUENT EVENTS Equity and Debt FinancingsIn January 2021, we consummated the sale, on a private placement basis, of 2,976,430 shares of our common stock at a price of $0.35 per share to accredited investors for aggregate proceeds of approximately $1.0 million. The securities purchase agreements include contingent payment rights identical to the CPRs issued in 2020 (see “unsecured contingent payment obligations” at Note 9). Approximately $0.4 million in proceeds for this transaction was received as of December 31, 2020 and recorded as an accrued liability until the consummation of the transaction (see Note 7). We entered into registration rights agreements with the investors pursuant to which we will register the shares. We have committed to file the registration statement by April 15, 2021 and to cause the registration statement to become effective by June 30, 2021. The registration rights agreements provide for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%, or approximately $0.06 million. In March 2021, we consummated the sale, on a private placement basis of 3,230,942 shares of our common stock and 1,619,289 warrants at a price of $1.29 per common share to accredited investors for aggregate proceeds of approximately $4.2 million. The warrants have an exercise price of $1.75 per share and expire in March 2026. We entered into registration rights agreements with the investors pursuant to which we will register the shares. We have committed to file the registration statement within 30 days and to cause the registration statement to become effective within 90 days. The registration rights agreements provide for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%, or approximately $0.25 million. The majority of the proceeds from this transaction were used to satisfy our obligations to Mintz (see “Mintz Agreement” below). Share Based Compensation ArrangementsOn January 11, 2021, the Board amended the 2019 Long-Term Incentive Plan to increase the number of shares of common stock reserved for issuance under the 2019 Plan from 12 million to 27 million shares. The Board also approved grants, under the 2019 Plan, of two-year options, with an exercise price of $0.54 per share, vesting in 8 equal quarterly installments commencing on March 31, 2021 and expiring on January 11, 2026. The grants under the 2019 Plan included an option to purchase 8,000,000 shares granted to Jeffrey Parker, an option to purchase 1,000,000 shares granted to Cynthia French, an option to purchase 380,000 shares to each of the three non-employee directors, and options to purchase an aggregate of 2,900,000 shares granted to other key employees. On January 25, 2021, we amended our business consulting and retention agreement with Chelsea to increase the compensation for services over the remaining term and to extend the term of the agreement through February 2024. As consideration for the amended agreement, we issued 500,000 shares of unregistered common stock in exchange for a nonrefundable retainer for services valued at approximately $0.33 million. The value of the stock issued is being recognized as consulting expense over the term of the agreement. On March 9, 2021, we granted approximately 32,000 shares under our 2019 Long-Term Incentive Plan to a consultant for business communications services over a one-year term valued at approximately $0.05 million. Warrant and Option ExercisesDuring the three months ended March 31, 2021, we received aggregate proceeds of $0. 4 million from the exercise of outstanding options and warrants at an average exercise price of $0.16 per share. Mintz AgreementAs of December 31, 2020, we had approximately $3.1 million in accounts payable to Mintz and an outstanding balance of approximately $0.03 million on a secured note payable to Mintz for legal fees and expenses. In addition, we had approximately $3.6 million in disputed legal fees and expenses billed by Mintz that we treated as a loss contingency that was not probable as of December 31, 2020 and 2019 and accordingly, for which we recognized no expense in the consolidated financial statements. In March 2021, we entered into an agreement with Mintz to satisfy our outstanding obligations and reduce any future contingency fees payable to Mintz. On March 29, 2021, we paid Mintz a lump-sum payment of $3.0 million in satisfaction of our outstanding obligations to Mintz including the Mintz note, our accounts payable to Mintz, and all disputed and unrecorded billings. Mintz waived all past defaults on the Mintz note and agreed to a significant reduction in future success fees payable to Mintz from patent-related proceeds. Legal ProceedingsOn March 26, 2021, the district court in the Middle District of Florida, Orlando Division, issued an order that, among other things, postponed our trial date in ParkerVision v. Qualcomm citing backlog due to the pandemic as a factor. A new trial date has not yet been set but is unlikely to be scheduled prior to November or December 2021 according to the court.